The "Lava Jato (Car Wash) Operation" and its Effects on the Company - Additional Information (Detail) $ in Millions	6 Months Ended
	Jun. 30, 2018 USD ($) Litigation Suit	Dec. 31, 2017 USD ($)
Disclosure of Investigation and its effects on company activities LineItems [Line Items]
Number of criminal proceedings as an assistant to the prosecutor | Litigation	49
Number of criminal proceedings as an interested party | Litigation	4
Number of public civil suits | Suit	15
The total funds collected under the Lava Jato investigation | $	$ 456	$ 455
Property, plant and equipment [member]
Disclosure of Investigation and its effects on company activities LineItems [Line Items]
Wrote off of capitalized costs | $	$ 2,527